SUPPLEMENTAL DISCLOSURE OF NONCASH FINANCING ACTIVITIES (Details) - USD ($)	3 Months Ended		4 Months Ended	6 Months Ended	10 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Offering costs paid by related party	$ 144,108	$ 144,108
Prepaid expenses paid by related party	1,600	1,600
Offering costs adjusted from prepaid expenses	639	639	$ 639		$ 894
Offering costs included in accrued expenses	2,505	2,505
Offering costs paid by Sponsor in exchange for issuance of ordinary shares	25,000	25,000			25,000
Offering costs charged to APIC – EBC founder shares	$ 1,013,480				$ 1,593,898